                AIM TOTAL RETURN BOND FUND - CLASS A, B, C AND R

                         Supplement dated March 31, 2005
            to the Prospectus dated November 23, 2004 as supplemented
           November 23, 2004, December 29, 2004 (A) and March 2, 2005


The following information supersedes and replaces in its entirety all information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE", on page 3 of the Prospectus:

      "FEE TABLE AND EXPENSE EXAMPLE
      __________________________________________________________________________
      FEE TABLE
      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES
      --------------------------------------------------------------------------
      (fees paid directly from
      your investments)              CLASS A     CLASS B     CLASS C    CLASS R
      __________________________________________________________________________
      Maximum Sales Charge
      (Load) Imposed on
      Purchases
      (as a percentage of
      offering price)                 4.75%       None        None       None

      Maximum Deferred
      Sales Charge (Load)
      (as a percentage of
      original purchase price
      or redemption proceeds,
      whichever is less)              None(1,2)   5.00%       1.00%      None(3)

      __________________________________________________________________________

      ANNUAL FUND OPERATING EXPENSES(4)
      --------------------------------------------------------------------------
      (expenses that are deducted
      from fund assets)              CLASS A     CLASS B     CLASS C    CLASS R
      __________________________________________________________________________
      Management Fees                 0.50%       0.50%       0.50%      0.50%

      Distribution and/or
      Service (12b-1) Fees(5)         0.35        1.00        1.00       0.50

      Other Expenses(6)               0.72        0.72        0.72       0.72

      Total Annual Fund
      Operating Expenses              1.57        2.22        2.22       1.72

      Waiver(5)                       0.32        0.32        0.32       0.32

      Net Expenses(7)                 1.25        1.90        1.90       1.40
      __________________________________________________________________________

      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25%, 1.90%, 1.90% and 1.40% of Class A, Class B, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above:
           (i) interest; (ii) taxes; (iii) dividend expense on short sales;
           (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The distributor has contractually agreed to waive up to 0.10% of Class A shares Rule 12b-1 distribution plan payments to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.25%. These expense limitation agreements are in effect through July 31, 2005.

      (6) Other expenses for Class R shares are based on estimated average net assets for the current fiscal year.

      (7) The distributor has voluntarily agreed to waive up to 0.10% of Class A shares Rule 12b-1 distribution plan payments to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.00%. Further, the fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.00% (after distribution fee waivers), 1.75%, 1.75% and 1.25% of Class A, Class B, Class C and Class R shares, respectively. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Further, at the direction of the Trustees of the Trust, AMVESCAP PLC has assumed expenses incurred by the fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds.

      If your account is managed by a financial institution, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

                          INSTITUTIONAL CLASS SHARES OF

                               AIM HIGH YIELD FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                         Supplement dated March 31, 2005
                    to the Prospectus dated November 23, 2004
       as supplemented November 23, 2004 (Supplement A), November 23, 2004
      (Supplement B), December 20, 2004, December 29, 2004 (Supplement A),
       December 29, 2004 (Supplement B), March 2, 2005 and March 23, 2005

The following information replaces in its entirety the heading and information appearing under the heading "FEE TABLE" in Supplement B dated December 29, 2004:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:

      SHAREHOLDER FEES
      --------------------------------------------------------------------------------------------------------
      (fees paid directly from                                                             SHORT        TOTAL
      deducted from fund              HIGH        LIMITED       MONEY         REAL         TERM         RETURN
      assets)                         YIELD       MATURITY      MARKET       ESTATE        BOND          BOND
      ________________________________________________________________________________________________________
      Maximum Sales
      Charge (Load)
      Imposed on
      Purchases (as a
      percentage of
      offering price)                 None         None          None         None          None         None

      Maximum Deferred
      Sales Charge (Load)
      (as a percentage of
      original purchase
      price or redemption
      proceeds, whichever
      is less)                        None         None          None         None          None         None
      ________________________________________________________________________________________________________

      ANNUAL FUND OPERATING EXPENSES(1)
      --------------------------------------------------------------------------------------------------------
      (expenses that are                                                                   SHORT        TOTAL
      deducted from fund              HIGH        LIMITED       MONEY        REAL          TERM         RETURN
      assets)                         YIELD       MATURITY      MARKET       ESTATE        BOND          BOND
      ________________________________________________________________________________________________________
      Management Fees                 0.52%        0.20%         0.38%(2)     0.90%        0.40%         0.50%

      Distribution and/or
      Service (12b-1) Fees            None         None          None         None         None

      None

      Other Expenses                  0.18(3)      0.15          0.18(3)      0.17(3)      0.21(3)       0.43(3)

      Total Annual Fund
      Operating Expenses              0.70         0.35          0.56(4)      1.07(5)      0.61          0.93

      Fee Waiver(6)                   N/A          N/A           N/A          0.16         N/A           0.03(7)

      Net Annual Fund
      Operating Expenses(8)           0.70          0.35         0.56         0.91         0.61(9)       0.90(10)
      ________________________________________________________________________________________________________


      (1) There is no guarantee that actual expenses will be the same as those shown in the table.

      (2) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $1 billion of the fund's average daily net assets, plus 0.35% on the fund's average daily net assets in access of $1 billion. Expenses have been restated to reflect this new fee rate.

      (3) Other Expenses are based on estimated average net assets for the current fiscal year.

      (4) The advisor has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. The expense limitation agreement may be modified or discontinued without further notice to investors.

      (5) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other Expenses have been restated to reflect the changes in fees under the new agreement.

      (6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

      (7) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.90%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest;
           (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through July 31, 2005.

      (8) At the direction of the Trustees of the Trust, AMVESCAP PLC has assumed expenses incurred by the fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds. Total Annual Fund Operating Expenses net of this arrangement are 0.34%, 1.06% and 0.60% for Limited Maturity Fund, Real Estate Fund and Short-Term Bond Fund, respectively.

      (9) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.60%. The expense limitation agreement is in effect through July 31, 2005.

      (10) The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.75%. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.


                                       2